Note 5 - Credit Assets, Net of Allowance for Credit Losses (Details Textual)	Jul. 31, 2025	Oct. 31, 2024
Satisfactory Grade Loans [Member]
Statement Line Items [Line Items]
Percentage of Lending Assets	98.00%	96.00%